PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Apr. 30, 2017
Property And Equipment Tables
Property and Equipment
	2017	2016

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)

	$-	$386